Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,978,726	$ 2,246,524	$ 9,290,680	$ 19,529,105	$ 21,669,452	$ (19,564,718)	$ (51,206,803)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,410,295)	(3,806,975)	26,784	(4,661,552)	(3,832,344)	65,261	965,103
Foreign currency hedge contract (losses) gains	1,243,128	3,474,254	189,267	4,152,495	3,354,899	(394,417)	(596,969)
Interest rate swap and cap contract (losses) gains	(639,488)	2,850,379	(1,582,793)	4,762,710	4,906,784	4,335,323	(2,541,625)
Other comprehensive income (loss)	(806,655)	2,517,658	(1,366,742)	4,253,653	4,429,339	4,006,167	(2,173,491)
Comprehensive income (loss)	2,172,071	4,764,182	7,923,938	23,782,758	26,098,791	(15,558,551)	(53,380,294)
Comprehensive income attributable to noncontrolling interests:
Comprehensive income attributable to noncontrolling interests	(369,362)	(646,011)	(1,414,981)	(3,002,490)	(3,342,254)	2,211,209	7,196,529
Comprehensive income attributable to SmartStop Self Storage REIT, Inc. common stockholders	$ 1,802,709	$ 4,118,171	$ 6,508,957	$ 20,780,268	$ 22,756,537	$ (13,347,342)	$ (46,183,765)